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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Copy to:
James W. Oberweis	James A. Arpaia
The Oberweis Funds	Vedder, Price, Kaufman, & Kammholz, P.C.
3333 Warrenville Road, Suite 500	222 North LaSalle Street, Suite 2600
Lisle, IL 60532	Chicago, IL 60601
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders follows.

The

Oberweis

Funds

Semi-Annual Report

Unaudited

June 30, 2005

Trustees and Officers
James D. Oberweis	Katherine Smith Dedrick
Trustee	Trustee

Gary D. McDaniel	James G. Schmidt
Trustee	Trustee

James W. Oberweis	Patrick B. Joyce
President	Executive Vice President
Treasurer

David I. Covas	Martin L. Yokosawa
Vice President	Senior Vice President

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

1-800-323-6166

www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

1-630-801-6000

www.oberweisfunds.com

Custodian

UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.

P.O. Box 711 Milwaukee, WI 53201-0711

1-800-245-7311

Counsel

Vedder, Price, Kaufman & Kammholz, P.C.

222 North LaSalle Street, Chicago, IL 60601

The Oberweis Funds

Emerging Growth Portfolio

Micro-Cap Portfolio

Mid-Cap Portfolio

PRESIDENT’S LETTER

Dear Oberweis Funds Shareholder:

As you know, The Oberweis Funds invest in extraordinarily rapidly growing companies. The average growth rates for both revenues and earnings of the companies owned in all three portfolios was in excess of 50% as of June 30, 2005. Our strategy seeks to invest in emerging growth companies with the potential for significant future growth and reasonable stock valuations in relation to their rate of earnings growth.

This disciplined strategy used to manage your investment assets has been effective over long periods of time. For example, over the last 15 years, the Oberweis Emerging Growth Portfolio (OBEGX) appreciated an average of +11.63% per year after fees versus 7.00% for Russell 2000 Growth Index. The Micro-Cap Portfolio (OBMCX) and the Mid-Cap Portfolio (OBMDX) have not yet been established for ten years, but since its inception on 1-1-96, the Micro-Cap Portfolio has appreciated an average of 13.35% per year after fees versus 4.09% for the Russell 2000 Growth Index. Since its inception on 9-15-96, the Mid-Cap Portfolio has appreciated an average of +5.44% per year after fees.

Although The Oberweis Funds have a respectable long-term track record, we expect to experience periodic cycles in which our style of investing is considered out of favor. This was the case during the first six months of 2005, when value-oriented small cap stocks outperformed growth-oriented small cap stocks. While there can be no guarantees, historically such shorter-term style cycles have averaged out over time; we believe that this most recent period may offer an above-average opportunity to invest in growth-oriented funds such as The Oberweis Funds, when compared to small cap value funds. As you know, our long-term average return to fund shareholders remains quite respectable. In our belief, discipline and patience yields results in investing.

On another note, this past year has been an exciting year for the Funds’ advisor, Oberweis Asset Management, Inc. (OAM). OAM welcomed Jim Chartrand as Director of Trading, Ken Farsalas as Portfolio Manager, Jeff Papp as Analyst, and Gretta Heintz as Vice President of Administration. We are pleased to announce the promotion of Eric Hannemann to Secretary of The Oberweis Funds. OAM recently moved its corporate headquarters to a significantly larger location in Lisle, IL, a bit closer to Chicago. Additionally, OAM welcomed its first Hong Kong-based employee, Vanessa Shiu, as Director of China Research to explore Chinese investment opportunities. This increase in OAM’s staff is a reflection of the Advisor’s commitment to invest back into the business and seek continual improvement.

Thanks again for selecting The Oberweis Funds. Should you have any questions on your account, please contact shareholder services at (800) 245-7311 or visit us online at www.oberweisfunds.com. Should you have any questions regarding the portfolio management of your fund, please feel free to contact our investment team directly at (800) 323-6166.

Sincerely,

James W. Oberweis

President & Portfolio Manager

Average Annual Total Returns as of 6/30/05
Fund Name	1 Year	5 Year	10 Year or Life of Fund*
Emerging Growth Portfolio	+1.79%	+0.04%	+8.05%
Micro-Cap Portfolio	+2.19%	+12.59%	+13.35%	*
Mid-Cap Portfolio	–5.20%	–13.87%	+5.44%	*

*	Life of Fund returns are from commencement of operations on 1/1/96 and 9/15/96 for the Micro-Cap Portfolio and Mid-Cap Portfolio, respectively.

Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

Please consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other important information about the Fund. To obtain a copy of the prospectus please visit our website at www.oberweisfunds.com or call Oberweis Securities, Inc., the Funds’ distributor, at 800-323-6166 and read it carefully before investing or sending money.

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Oberweis Emerging Growth Portfolio

Asset Allocation
Common Stocks	95.6%
Commercial Paper	4.7%
Other Liabilities in excess of Assets	(0.3%	)

	100.0%

Top Holdings
aQuantive, Inc.	4.5%
Kos Pharmaceuticals, Inc.	3.6%
LCA-Vision, Inc.	2.9%
Carrizo Oil & Gas, Inc.	2.7%
SFBC International, Inc.	2.7%
Central European Distribution Corp.	2.5%
Euronet Worldwide, Inc.	2.4%
Veritas DGC, Inc.	2.2%
Ixia	2.2%
LifeCell Corp.	2.1%
Other Holdings	72.2%

	100.0%

Top Industries
Technology - Computer Services Software & Systems	9.3%
Healthcare - Drugs & Pharmaceuticals	8.8%
Consumer Discretionary - Advertising Agency	8.4%
Healthcare - Medical & Dental Services	6.8%
Technology - Communication Technology	6.3%
Other Energy - Oil Crude Producer	5.2%
Healthcare Electronic - Electronic Medical Systems	4.9%
Healthcare - Biotechnology	4.1%
Healthcare - Facilities	3.9%
Technology - Computer Technology	3.3%
Other Industries	39.0%

	100.0%

Oberweis Micro-Cap Portfolio

Asset Allocation
Common Stocks	95.9%
Commercial Paper	3.7%
Other Assets in excess of Liabilities	0.4%

100.0%

Top Holdings
Somanetics Corp.	4.4%
Central European Distribution Corp.	4.0%
Psychiatric Solutions, Inc.	3.0%
Palomar Medical Technologies, Inc.	3.0%
Vasco Data Security International, Inc.	2.8%
I.D. Systems, Inc.	2.7%
International Displayworks, Inc.	2.6%
Health Grades, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
True Religion Apparel, Inc.	2.4%
Other Holdings	70.2%

100.0%

Top Industries
Technology - Computer Service Software & Systems	14.5%
Healthcare - Electronic Medical Systems	8.0%
Consumer Discretionary - Wholesale	7.5%
Healthcare - Facilities	6.8%
Producer Durables - Electronics	5.7%
Financial Services - Banks	5.5%
Other Energy - Oil Crude Producer	4.8%
Producer Durables - Control & Filter Devices	4.8%
Healthcare - Medical & Dental	4.5%
Healthcare - Drugs & Pharmaceuticals	3.0%
Other Industries	34.9%

100.0%

Oberweis Mid-Cap Portfolio

Asset Allocation
Common Stocks	99.7%
Other Assets in excess of Liabilities	0.3%

100.0%

Top Holdings
Kos Pharmaceuticals, Inc.	4.7%
Audible, Inc.	3.5%
Cogent, Inc	3.4%
Veritas DGC, Inc.	2.9%
Celgene Corp.	2.8%
Patterson-Uti Energy, Inc.	2.8%
American Pharmaceuticals Partners, Inc.	2.7%
SRA International, Inc.	2.6%
Jamdat Mobile, Inc.	2.6%
Euronet Worldwide, Inc.	2.6%
Other Holdings	69.4%

100.0%

Top Industries
Technology - Computer Service Software & Systems	21.7%
Healthcare - Drugs & Pharmaceuticals	7.6%
Healthcare - Medical & Dental Instruments / Supplies	6.6%
Healthcare - Biotech Research & Production	5.6%
Consumer Discretionary - Consumer Electronics	5.0%
Technology - Computer Technology	4.5%
Consumer Discretionary - Retail	4.3%
Consumer Discretionary - Commercial Information Service	3.5%
Consumer Discretionary - Textile	3.3%
Technology - Communication Technology	3.0%
Other Industries	34.9%

100.0%

OBERWEIS EMERGING GROWTH PORTFOLIO

Portfolio of Investments

June 30, 2005 (value in thousands)

Shares	Company (Closing Price)	Value

	COMMON STOCK - 95.6%
	Consumer Discretionary - Advertising Agency - 8.4%
405,600	aQuantive, Inc. @ 17.720	$7,187
90,546	Greenfield Online, Inc. @ 12.150	1,100
210,700	ValueClick, Inc. @ 12.330	2,598
136,450	Ventiv Health, Inc. @ 19.280	2,631

		13,516

	Consumer Discretionary - Commercial Information Service - 1.9%
158,341	Audible, Inc. @ 17.370	2,750
10,000	Lecg Corp. @ 21.260	213

		2,963

	Consumer Discretionary - Consumer Electronics - 1.7%
100,293	Jamdat Mobile, Inc. @ 27.680	2,776

	Consumer Discretionary - Consumer Products - 1.4%
51,165	USANA Health Sciences, Inc. @ 42.300	2,164

	Consumer Discretionary - Cosmetics - 1.1%
61,760	Parlux Fragrances, Inc. @ 27.670	1,709

	Consumer Discretionary - Retail - 0.7%
56,849	Stamps.com, Inc. @ 18.750	1,066

	Consumer Discretionary - Service Commercial - 3.2%
37,065	CRA International, Inc. @ 53.850	1,996
60,746	Ctrip.com International Ltd. @ 50.880	3,091

		5,087

	Consumer Discretionary - Wholesale - 2.5%
106,973	Central European Distribution Corp. @ 37.330	3,993

	Consumer Staples - Soft Drinks - 1.7%
32,429	Hansen Natural Corp. @ 84.720	2,747

	Financial Services - Banks - 0.5%
19,199	*Mercantile Bank Corp. @ 43.970	844

	Financial Services - Diverse - 2.4%
134,368	Euronet Worldwide, Inc. @ 29.070	3,906

	Financial Services - Insurance - 0.7%
54,115	HealthExtras, Inc. @ 20.070	1,086

	Financial Services - Misc. - 1.0%
38,228	Portfolio Recovery Associates, Inc. @ 42.020	1,606

Shares	Company (Closing Price)	Value

	Health Care - Biotechnology - 4.1%
3,400	Adeza Biomedical Corp. @ 16.980	$58
115,909	Anika Therapeutics, Inc. @ 11.490	1,332
69,724	ArthroCare Corp. @ 34.940	2,436
41,301	Kensey Nash Corp. 30.240	1,249
121,686	Vnus Medical Technologies, Inc. @ 11.990	1,459

		6,534

	Health Care - Drugs & Pharmaceuticals - 8.8%
88,998	Kos Pharmaceuticals, Inc. @ 65.500	5,829
94,069	Salix Pharmaceuticals Ltd. @ 17.660	1,661
110,400	SFBC International, Inc. @ 38.630	4,265
47,991	United Therapeutics Corp. @ 48.200	2,313

		14,068

	Health Care - Electronic Medical Systems - 4.9%
55,171	Aspect Medical Systems, Inc. @ 29.740	1,641
48,187	Hologic, Inc. @ 39.750	1,915
104,014	IntraLase Corp. @ 19.620	2,041
61,482	Syneron Medical Ltd. @ 36.590	2,250

		7,847

	Health Care - Facilities - 3.9%
37,466	American Healthways, Inc. @ 42.270	1,584
97,405	*LCA-Vision, Inc. @ 48.480	4,722

		6,306

	Health Care - Management Services - 1.0%
48,419	Centene Corp. @ 33.580	1,626

	Health Care - Medical & Dental Services - 6.8%
39,088	American Science & Engineering, Inc. @ 44.360	1,734
79,000	Kyphon, Inc. @ 34.790	2,748
58,800	Laserscope, Inc. @ 41.440	2,437
217,114	LifeCell Corp. @ 15.810	3,433
34,789	Shamir Optical Industry Ltd. @ 16.150	562

		10,914

	Health Care - Services - 0.8%
66,284	LHC Group, Inc. @ 18.180	1,205

	Materials & Production - Misc. Materials & Commodities - 2.7%
137,250	Ceradyne, Inc. @ 24.070	3,304
42,475	Charles & Colvard Ltd. @ 24.550	1,043

		4,347

See accompanying notes to financial statements.

OBERWEIS EMERGING GROWTH PORTFOLIO

Portfolio of Investments (cont’d.)

Shares	Company (Closing Price)	Value

	Other Energy - Misc. - 2.2%
129,542	Veritas DGC, Inc. @ 27.740	$3,593

	Other Energy - Oil Crude Producer - 5.2%
76,991	ATP Oil & Gas Corp. @ 23.400	1,802
254,111	Carrizo Oil & Gas, Inc. @ 17.060	4,335
55,422	Whiting Petroleum Corp. @ 36.310	2,012

		8,149

	Producer Durables - Aerospace - 1.3%
57,833	MTC Technologies, Inc. @ 36.830	2,130

	Producer Durables - Electrical Equipment - 0.4%
34,355	Sonic Solutions, Inc. @ 18.600	639

	Producer Durables - Homebuilding - 1.6%
92,203	Desarrolladora Homex S.A. Development Corp. @ 27.420	2,528

	Producer Durables - Machinery -Construction - 1.8%
70,413	A.S.V., Inc. @ 40.540	2,855

	Producer Durables - Misc. - 1.6%
144,745	Turbochef Technologies, Inc. @ 17.920	2,594

	Technology - Communication Technology - 6.3%
212,310	Audicodes Ltd. @ 9.950	2,112
265,792	Glenayre Technologies, Inc. @ 3.760	999
180,941	Ixia @ 19.440	3,517
84,947	Orckit Communications Ltd. @ 26.460	2,248
41,553	Talx Corp. @ 28.910	1,201

		10,077

	Technology - Computer Services Software & Systems - 9.3%
68,473	Concur Technologies, Inc. @ 10.530	721
28,060	Digital River, Inc. @ 31.750	891
92,484	Jupitermedia Corp. @ 17.130	1,584
86,613	Merge Technologies, Inc. @ 18.750	1,624
157,462	Online Resources, Inc. @ 11.310	1,781
134,791	Openwave Systems, Inc. @ 16.400	2,211
109,735	PDF Solutions, Inc. @ 13.100	1,438
152,555	Rightnow Technologies, Inc. @ 12.020	1,834
84,446	Safenet, Inc. @ 34.060	2,876

		14,960

Shares	Company (Closing Price)	Value

	Technology - Computer Technology -3.3%
39,700	Hutchinson Technology, Inc. @ 38.510	$1,529
83,740	M-Systems Flash Disk Pioneers Ltd. @ 19.170	1,605
81,300	Silicon Motion Technology Corp. @ 10.500	854
60,661	Synaptics, Inc. @ 21.360	1,296

		5,284

	Technology - Electronics Semi-Conductors - 2.4%
220,819	Powerdsine Ltd. @ 10.000	2,208
49,803	Tessera Technologies, Inc. @ 33.410	1,664

		3,872

	Total Common Stocks (Cost: $112,106,000)	$152,991

	COMMERCIAL PAPER - 4.7%
$6,600,000	General Electric Capital Corporation 3.15%, due 07-05-05	$6,600
$1,000,000	HSBC Finance Corporation 3.20%, due 07-06-05	1,000

	Total Commercial Paper (Cost: $7,600,000)	7,600

	Total Investments - 100.3% (Cost: $119,706,000)	160,591

	Other Liabilities less Assets (0.3%)	(504)

	NET ASSETS - 100%	$160,087

Notes to Portfolio of Investments

*	Income producing security during the period ended June 30, 2005.

Based on the cost of investments of $119,706,000 for federal income tax purposes at June 30, 2005, the aggregate gross unrealized appreciation was $40,885,000, the aggregate gross unrealized depreciation was $3,564,000 and the net unrealized appreciation of investments was $44,449,000.

See accompanying notes to financial statements.

OBERWEIS MICRO-CAP PORTFOLIO

Portfolio of Investments

June 30, 2005 (value in thousands)

Shares	Company (Closing Price)	Value

	COMMON STOCK - 95.9%
	Consumer Discretionary - Advertising Agency - 1.0%
22,869	Aptimus, Inc. @ 19.610	$448

	Consumer Discretionary - Casinos & Gambling - 0.4%
9,500	Gaming Partners International Corp. @19.000	181

	Consumer Discretionary - Consumer Electronics - 0.7%
13,424	Rimage Corp. @ 21.230	285

	Consumer Discretionary - Education Services - 0.8%
50,083	Competitive Technology, Inc. @ 6.600	330

	Consumer Discretionary - Leisure Time - 0.8%
16,915	*Aldila, Inc. @ 19.560	331

	Consumer Discretionary - Misc. - 1.7%
50,106	Barrett Business Services, Inc. @ 15.040	753

	Consumer Discretionary - Restaurants - 0.3%
13,301	Mexican Restaurants, Inc. @ 9.900	132

	Consumer Discretionary - Retail - 0.3%
9,175	Celebrate Express, Inc. @ 13.540	124

	Consumer Discretionary - Service Commercial - 2.0%
30,913	First Advantage Corp. @ 23.400	723
10,788	NutriSystem, Inc. @ 14.760	159

		882

	Consumer Discretionary - Textile Apparel - 2.4%
74,559	True Religion Apparel, Inc. @ 13.700	1,021

	Consumer Discretionary - Wholesale - 7.5%
40,300	Allion Healthcare, Inc. @ 16.400	661
46,693	Central European Distribution Corp. @ 37.330	1,743
26,094	Lazare Kaplan International, Inc. @ 10.200	266
58,672	*Programmer’s Paradise, Inc. @ 10.050	590

		3,260

	Financial Services - Banks - 5.5%
12,509	Dearborn Bankcorp, Inc. @ 25.900	324
6,682	First Regional Bankcorp, Inc. @ 66.150	442
42,968	Pinnacle Financial Partners, Inc. @ 24.000	1,031
12,962	St. Joseph Capital Corp. @ 35.160	456
4,000	Valley Bancorp, Inc. @ 29.950	120

		2,373

Shares	Company (Closing Price)	Value

	Financial Services - Financial Data Product Services - 1.2%
68,729	Cybersource Corp. @ 7.310	$502

	Financial Services - Insurance - 1.2%
25,959	HealthExtras, Inc. @ 20.070	521

	Financial Services - Reits - 1.6%
46,931	WebSideStory, Inc. @ 14.660	688

	Financial Services - Savings & Loans - 0.6%
10,930	Pulaski Financial Corp. @ 25.700	281

	Health Care - Biotechnology - 1.6%
24,408	Anika Therapeutics, Inc. @ 11.490	280
13,261	Kensey Nash Corp. @ 30.240	401

		681

	Health Care - Drugs & Pharmaceuticals - 3.0%
38,743	Bentley Pharmaceuticals, Inc. @ 10.950	424
38,223	Draxis Health, Inc. @ 4.970	190
16,447	SeraCare Life Sciences, Inc. @ 13.990	230
68,233	ViroPharma, Inc. @ 6.950	474

		1,318

	Health Care - Electronic Medical Systems - 8.0%
146,589	Fonar Corp. @ 1.200	176
31,540	Healthtronics, Inc. @ 12.990	410
20,000	Quality Systems, Inc. @ 47.380	948
85,622	Somanetics Corp. @ 22.470	1,924

		3,458

	Health Care - Facilities - 6.8%
223,272	Health Grades, Inc. @ 4.800	1,072
133,211	Paincare Holdings, Inc. @ 4.330	577
26,850	Psychiatric Solutions, Inc. @ 48.710	1,308

		2,957

	Health Care - Management Services - 1.6%
38,589	Vital Images, Inc. @ 17.950	693

	Health Care - Services - 0.4%
14,757	Medicore, Inc. @ 12.590	186

	Health Care - Medical & Dental - 4.5%
54,600	Palomar Medical Technologies, Inc. @ 23.920	1,306
67,574	Pro-Dex, Inc. @ 3.380	228
35,677	Vascular Solutions, Inc. @ 11.620	415

		1,949

	Health Care - Misc. - 1.0%
75,813	A.D.A.M., INC. @ 5.890	446

See accompanying notes to financial statements.

OBERWEIS MICRO-CAP PORTFOLIO

Portfolio of Investments (cont’d.)

Shares	Company (Closing Price)	Value
	Materials & Products - Chemicals - 0.4%
32,758	Flexible Solutions International, Inc. @ 4.780	$157

	Materials & Products - Paper - 0.5%
13,147	Mod-Pac Corp. @ 16.400	216

	Medical Products - Engineering & Contracting Services - 1.7%
22,260	*VSE Corp. @ 32.29	719

	Other Energy - Oil Crude Producer - 4.8%
32,190	Dawson Geophysical Co. @ 21.260	684
32,892	Edge Petroleum Corp. @ 15.620	514
36,190	GMX Resources, Inc. @ 14.390	521
101,503	Vaalco Energy, Inc. @ 3.460	351

		2,070

	Producer Durables - Control & Filter Devices - 4.8%
57,623	Hurco Cos, Inc. @ 15.960	920
142,900	International Displayworks, Inc. @ 8.000	1,143

		2,063

	Producer Durables - Electrical Equipment - 1.6%
36,800	Sonic Solutions, Inc. @ 18.600	684

	Producer Durables - Electronics - 5.7%
73,234	I.D. Systems, Inc. @ 15.810	1,158
35,821	Iris International, Inc. @ 17.800	638
25,869	Novatel, Inc. @ 26.830	694

		2,490

	Producer Durables - Misc. - 1.7%
5,051	Dynamic Materials Corp. @ 38.690	195
15,195	Sun Hydraulics Corp. @ 36.390	553

		748

	Producer Durables - Office Furniture & Business Equipment - 1.3%
70,750	Cash Systems, Inc. @ 8.250	584

	Technology - Communication - 1.1%
104,721	Ceragon Networks Ltd. @ 4.620	484

	Technology - Computer Service Software & System - 14.5%
36,966	Astea International, Inc. @ 6.280	232
44,052	Datatrak International, Inc. @ 17.320	763
10,393	EBIX, Inc. @ 14.290	149
41,918	Merge Technologies, Inc. @ 18.750	786
15,980	Moldflow Corp. @ 12.970	207
26,931	Pacificnet, Inc. @7.590	204

Shares	Company (Closing Price)	Value
	Technology - Computer Service Software & System - 14.5% continued
60,570	Perficient, Inc. @ 7.110	$431
16,391	Safenet, Inc. @ 34.060	558
25,424	SI International, Inc. @ 29.960	762
52,563	Smith Micro Software, Inc. @ 4.380	230
25,122	724 Solutions, Inc. @ 8.360	210
103,693	Youbet.com, Inc. @ 4.970	515
127,008	Vasco Data Security International, Inc. @ 9.700	1,232

		6,279

	Technology - Computer Technology - 2.2%
196,496	ACE Comm. Corp. @ 2.360	464
15,126	CSP, Inc. @ 8.230	124
48,692	Extended Systems, Inc. @ 3.200	156
53,900	Peerless Systems, Inc. @ 3.820	206

		950

	Technology - Electronics Semi-Conductors - 0.7%
43,199	Mips Technologies, Inc. @ 7.200	311

	Total Common Stocks (Cost $28,308,000)	$41,555

	RIGHTS
	Computers
145,500	Miltope Group, Inc. @ 0.000	—

	Total Rights (Cost: $0)	—

	COMMERCIAL PAPER - 3.7%
$1,600,000	HSBC Finance Corporation 3.20%, due 07-06-05	$1,600

	Total Commercial Paper (Cost: $1,600,000)	1,600

	Total Investments - 99.6% (Cost: $29,908,000)	43,155
	Other Assets less Liabilities - 0.4%	154

	NET ASSETS - 100.0%	$43,309

Notes to Portfolio of Investments

*	Income producing security during the period ended June 30, 2005.

Based on the cost of investments of $29,908,000 for federal income tax purposes at June 30, 2005, the aggregate gross unrealized appreciation was $13,247,000, the aggregate gross unrealized depreciation was $1,059,000 and the net unrealized appreciation of investments was $14,306,000.

See accompanying notes to financial statements.

OBERWEIS MID-CAP PORTFOLIO

Portfolio of Investments

June 30, 2005 (value in thousands)

Shares	Company (Closing Price)	Value

	COMMON STOCKS - 99.7%
	Consumer Discretionary - Advertising Agency - 1.8%
8,931	aQuantive, Inc. @ 17.720	$158

	Consumer Discretionary - Commercial Information Service - 3.5%
17,689	Audible, Inc. @ 17.370	307

	Consumer Discretionary - Consumer Electronics - 5.0%
6,449	Infospace, Inc. @ 32.930	212
8,084	Jamdat Mobile, Inc. @ 27.680	224

		436

	Consumer Discretionary - Household Furnishings - 1.0%
4,020	Tempur Pedic International, Inc. @ 22.180	89

	Consumer Discretionary - Restaurants - 1.0%
1,450	Panera Bread Co. @ 62.080	90

	Consumer Discretionary - Retail - 4.3%
5,640	Chico’s Fas, Inc. @ 34.280	193
3,217	Urban Outfitters, Inc. @ 56.690	182

		375

	Consumer Discretionary - Service Commercial - 2.0%
3,451	Ctrip.com International Ltd. @ 50.880	176

	Consumer Discretionary - Textile - 3.3%
2,738	Coach, Inc. @ 33.570	92
12,320	Quicksilver, Inc. @ 15.980	197

		289

	Consumer Discretionary - Wholesale - 2.1%
4,935	Central European Distribution Corp. @ 37.330	184

	Consumer Staples - Soft Drinks - 1.8%
1,805	Hansen Natural Corp. @ 84.720	153

	Financial Services - Diverse Financial Services - 2.6%
7,661	Euronet Worldwide, Inc. @ 29.070	223

	Health Care - Biotech Research & Production - 5.6%
4,408	Arthrocare Corp. @ 34.940	154
6,000	Celgene Corp. @ 40.700	244
3,000	Integra Lifesciences Holdings Corp. @ 29.200	88

		486

Shares	Company (Closing Price)	Value

	Health Care - Drugs & Pharmaceuticals - 7.6%
5,686	American Pharmaceuticals Partners, Inc. @ 41.250	$235
6,270	Kos Pharmaceuticals, Inc. @ 65.500	411

		646

	Health Care - Electrical Medical Systems - 3.0%
3,546	Intuitive Surgical, Inc. @ 46.640	165
2,466	Syneron Medical Ltd. @ 36.590	90

		255

	Health Care - Facilities - 2.8%
2,083	American Healthways, Inc.@ 42.270	88
3,167	Lca-vision, Inc. @ 48.480	154

		242

	Health Care - Medical & Dental Instruments / Supplies - 6.6%
3,784	Cytyc Corp. @ 22.060	83
5,638	Immucor, Inc. @ 28.950	163
5,426	Kyphon, Inc. @ 34.790	189
1,918	Resmed, Inc. @ 65.990	127

		562

	Materials & Producers - Metal Fabricating - 2.4%
7,000	Maverick Tube Corp. @ 29.800	209

	Material Producer - Misc. Materials & Commodities - 1.6%
5,878	Ceradyne, Inc. @ 24.070	141

	Other Energy - Machine Oilwell - 2.8%
8,644	Patterson-uti Energy, Inc. @ 27.830	241

	Other Energy - Misc. - 2.9%
8,899	Veritas Dgc, Inc. @ 27.740	247

	Other Energy - Crude Oil Producer - 2.3%
6,686	Ultra Petroleum Corp. @ 30.360	203

	Producer Durables - Homebuilding - 1.1%
3,441	Desarrolladora Homex, S.a. Development Corp. @ 27.420	94

	Producer Durables - Machinery - Construction - 1.8%
4,019	Terex Corp. @ 39.400	158

	Producer Durables - Machinery - Specialty - 1.6%
5,101	*JLG Industries, Inc. @ 27.480	140

See accompanying notes to financial statements.

OBERWEIS MID-CAP PORTFOLIO

Portfolio of Investments (cont’d.)

Shares	Company (Closing Price)	Value
	Technology - Communication Technology - 3.0%
5,829	Ixia @ 19.440	$113
4,198	J2 Global Communications, Inc. @ 34.440	145

		258

	Technology - Computer Service Software & Systems - 21.7%
3,404	*Autodesk, Inc. @ 34.340	117
14,585	Akamai Technologies, Inc. @ 13.130	192
4,569	Cognizant Technology Solutions Corp. @ 47.130	215
3,655	F5 Networks, Inc. @ 47.270	173
1,990	Mercury Interactive Corp. @ 38.360	76
1,962	Micros Systems, Inc. @ 44.750	88
4,754	Navteq Corp. @ 37.180	177
11,156	Openwave Systems, Inc. @ 16.400	183
4,100	Safenet, Inc. @ 34.060	140
14,000	Sapient Corp. @ 7.930	111
4,718	Shanda Interactive Entertainment Ltd. @ 36.790	173
6,604	Sra International, Inc. @ 34.720	229

		1,874

	Technology - Computer Technology - 4.5%
10,180	Cogent, Inc. @ 28.550	291
3,743	Nvidia Corp. @ 26.720	100

		391

	Total Common Stocks
	(Cost: $7,407,000)	$8,627

	Total Investments - 99.7%
	(Cost: $7,407,000)	8,627

	Other Assets less Liabilities - 0.3%	30

	NET ASSETS - 100.0%	$8,657

Notes to Portfolio of Investments

*	Income producing security during the period ended June 30, 2005.

Based on the cost of investments of $7,407,000 for federal income tax purposes at June 30, 2005, the aggregate gross unrealized appreciation was $1,220,000, the aggregate gross unrealized depreciation was $349,000 and the net unrealized appreciation of investments was $1,569,000.

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

June 30, 2005 (in thousands, except pricing of shares)

	Emerging Growth Portfolio	Micro-Cap Portfolio	Mid-Cap Portfolio

Assets:
Investment securities at value	$160,591	$43,155	$8,627
(Cost: $119,706, $29,908 and $7,407, respectively)
Cash	—	338	—
Receivable from fund shares sold	242	54	1
Receivable from securities sold	2,076	280	73
Dividends and interest receivable	22	11	1
Prepaid expenses	41	19	6

Total Assets	162,972	43,857	8,708

Liabilities:
Payable to custodian bank	457	—	23
Payable for fund shares redeemed	108	5	—
Payable for securities purchased	2,056	408	—
Payable to advisor (see note 2)	104	36	4
Payable to distributor	32	9	2
Accrued expenses	128	90	22

Total Liabilities	2,885	548	51

Net Assets	$160,087	$43,309	$8,657

Analysis of net assets:
Aggregate paid in capital	$113,635	$25,923	$9,987
Accumulated net realized gain (loss) on investments	5,567	4,139	(2,550)
Net unrealized appreciation of investments	40,885	13,247	1,220

Net Assets	$160,087	$43,309	$8,657

The Pricing of Shares:
Net asset value and offering price per share
Emerging Growth Portfolio:
($160,086,509 divided by 6,043,864 shares outstanding)	$26.49

Micro-Cap Portfolio:
($43,309,145 divided by 2,562,357 shares outstanding)		$16.90

Mid-Cap Portfolio:
($8,657,056 divided by 779,439 shares outstanding)			$11.11

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statement of Operations

Six Months Ended June 30, 2005 (in thousands)

	Emerging Growth Portfolio	Micro-Cap Portfolio	Mid-Cap Portfolio

Investment Income:
Interest	$44	$15	$—
Dividends	63	128	7

Total Investment Income	107	143	7

Expenses:
Investment advisory fees	318	126	18
Management fees	305	84	18
Distribution fees (see note 2)	191	53	11
Transfer agent fees and expenses	124	39	18
Professional fees	57	27	5
Custodian fees and expenses	53	24	17
Federal and state registration fees	25	14	8
Shareholder reports	22	10	3
Insurance	12	3	1
Trustees’ fees	11	3	1
Miscellaneous	4	1	—

Total Expenses	1,122	384	100

Net Investment Loss Before Expense Reimbursement	(1,015)	(241)	(93)
Expense Reimbursement and Earnings Credits (see note 2)	6	4	11

Net Investment Loss	(1,009)	(237)	(82)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	3,485	1,880	196
Decrease in net unrealized appreciation of investments	(11,784)	(3,308)	(828)

Net realized and unrealized loss on investments	(8,299)	(1,428)	(632)

Net decrease in net assets resulting from operations	$(9,308)	$(1,665)	$(714)

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	Emerging Growth Portfolio
	Six Months Ended June 30, 2005	Year Ended December 31, 2004

From Operations:
Net investment loss	$(1,009)	$(2,537)
Net realized gain on investments	3,485	18,699
Decrease in net unrealized appreciation of investments	(11,784)	(10,025)

Net increase (decrease) in net assets resulting from operations	(9,308)	6,137

From Distributions:
Distributions from net realized gains on investments	—	(4,683)

From Capital Share Transactions:
Net proceeds from sale of shares	23,381	86,918
Proceeds from reinvestment of distributions	—	4,473
Redemption of shares	(29,600)	(159,926)

Net decrease from capital share transactions	(6,219)	(68,535)

Total decrease in net assets	(15,527)	(67,081)

Net Assets:
Beginning of period	175,614	242,695

End of period	$160,087	$175,614

Transactions in Shares:
Shares sold	917	3,276
Shares issued in reinvestment of dividends	—	174
Less shares redeemed	(1,160)	(6,136)

Net decrease from capital share transactions	(243)	(2,686)

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	Micro-Cap Portfolio
	Six Months Ended June 30, 2005	Year Ended December 31, 2004

From Operations:
Net investment loss	$(237)	$(929)
Net realized gain on investments	1,880	27,170
Decrease in net unrealized appreciation of investments	(3,308)	(28,225)

Net decrease in net assets resulting from operations	(1,665)	(1,984)

From Distributions:
Distributions from net realized gains on investments	—	(13,764)

From Capital Share Transactions:
Net proceeds from sale of shares	4,703	15,331
Proceeds from reinvestment of distributions	—	12,993
Redemption of shares	(6,405)	(65,446)

Net decrease from capital share transactions	(1,702)	(37,122)

Total decrease in net assets	(3,367)	(52,870)

Net Assets:
Beginning of period	46,676	99,546

End of period	$43,309	$46,676

Transactions in Shares:
Shares sold	286	716
Shares issued in reinvestment of dividends	—	877
Less shares redeemed	(392)	(2,716)

Net decrease from capital share transactions	(106)	(1,123)

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	Mid-Cap Portfolio
	Six Months Ended June 30, 2005	Year Ended December 31, 2004

From Operations:
Net investment loss	$(82)	$(166)
Net realized gain on investments	196	1,474
Decrease in net unrealized appreciation of investments	(828)	(1,073)

Net increase (decrease) in net assets resulting from operations	(714)	235

From Capital Share Transactions:
Net proceeds from sale of shares	343	4,520
Redemption of shares	(1,398)	(5,149)

Net decrease from capital share transactions	(1,055)	(629)

Total decrease in net assets	(1,769)	(394)

Net Assets:
Beginning of period	10,426	10,820

End of period	$8,657	$10,426

Transactions in Shares:
Shares sold	31	381
Less shares redeemed	(124)	(460)

Net decrease from capital share transactions	(93)	(79)

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2005

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is the Fund’s policy and it intends to comply with the provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. The tax character of distributions paid during the fiscal year ended December 31, 2004, to shareholders of record on November 11, 2004, were as follows (amounts in thousands):

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Emerging Growth Portfolio	$—	$4,683	$4,683
Micro-Cap Portfolio	—	13,764	13,764

No distributions were required for the Mid-Cap Portfolio. The Funds designate the following amounts as long-term capital gain distributions. The amounts designated may not agree with the long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares (amounts in thousands):

Amount
Emerging Growth Portfolio	$8,565
Micro-Cap Portfolio	16,410

The tax character of distributions paid during the fiscal year ended December 31, 2003, to shareholders of record on November 6, 2003, were as follows (amounts in thousands):

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Portfolio	$5,684	$4,281	$9,965

No distributions were required for the Emerging Growth Portfolio and Mid-Cap Portfolio. The Funds designate the following amounts as long-term capital gain distributions. The amounts designated may not agree with the long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares (amounts in thousands):

Amount
Micro-Cap Portfolio	$5,333

The tax components of undistributed net investment income and net realized gains at December 31, 2004 were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains
Emerging Growth Portfolio	$—	$3,118
Micro-Cap Portfolio	—	2,496

As of December 31, 2004, the following Fund has net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations (amounts in thousands):

	2009	2010	2011
Mid-Cap Portfolio	$569	$1,087	$709

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Funds’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“Oberweis Securities”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50 million. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2005, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $318,000, $126,000, and $18,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2005, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $305,000, $84,000 and $18,000, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Mid-Cap Portfolio $10,000 for the period ended June 30, 2005.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis Securities. During the period ended June 30, 2005, the Funds made no direct payments to its officers and paid $15,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2005, the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio incurred distribution fees totaling $191,000, $53,000 and $11,000, respectively.

Commissions. The Funds pay Oberweis Securities for executing some of each Fund’s agency security transactions at competitive rates, typically $.02 per share. For the period ended June 30, 2005, the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio did not execute security transactions through Oberweis Securities and therefore did not pay commissions to Oberweis Securities.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2005, other than options written and money market investments, aggregated $66,429,000 and $60,312,000, respectively, for the Emerging Growth Portfolio, $19,669,000 and $17,511,000, respectively, for the Micro-Cap Portfolio, and $5,865,000 and $4,942,000, respectively, for the Mid-Cap Portfolio. The Funds did not hold government securities during the period ended June 30, 2005.

The funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and is recorded when received. The funds did not write covered call options for the period ended June 30, 2005.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers, effective January 1, 2004, redemptions of shares of a Portfolio within 90 days of purchase were subject to a 1.00% redemption fee of the total redemption amount. The redemption fee applies only to shares acquired on or after January 1, 2004 and do not apply to exchanges. The 1.00% redemption fee is deducted from the redemption proceeds and is retained by the Portfolio.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Emerging Growth, Micro-Cap and Mid-Cap Portfolios were $10,000, $13,000 and $0, respectively, for the period ended June 30, 2005, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2005, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $6,000, $4,000 and $1,000, respectively. During the period ended June 30, 2005, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $2,000, $0 and $1,000, respectively, which is included in custodian fees and expenses in the statement of operations.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period is as follows :

	Emerging Growth Portfolio
	Six Months Ended June 30, 2005		Years ended December 31,
			2004	2003	2002	2001

Net asset value at beginning of period	$27.93		$27.05	$16.13	$21.29	$21.19
Income (loss) from investment operations:
Net investment loss(a)	(.17)		(.36)	(.27)	(.26)	(.31)
Net realized and unrealized gain (loss) on investments	(1.27)		2.00 (b)	11.19	(4.90)	.41

Total from investment operations	(1.44)		1.64	10.92	(5.16)	.10
Less distributions:
Distribution from net realized gains on investments	—		(.76)	—	—	—

Net asset value at end of period	$26.49		$27.93	$27.05	$16.13	$21.29

Total Return (%)	(5.2	)(d)	6.3	67.7	(24.2)	0.5
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$160,087		$175,614	$242,695	$61,292	$79,014
Ratio of expenses to average net assets (%)	1.46	(c)	1.44	1.37	1.57	1.65
Ratio of net investment loss to average net assets (%)	(1.32	)(c)	(1.38)	(1.18)	(1.48)	(1.51)
Portfolio turnover rate (%)(c)	79		55	56	66	66
Average commission rate paid	$.0166		$.0199	$.0206	$.0265	$.0336

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.
(b)	The net realized and unrealized gain(loss) on investments include redemption fees per share of $0.01 for 2004.
(c)	Annualized.
(d)	Not annualized.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

	Micro-Cap Portfolio
	Six Months Ended June 30, 2005		Years ended December 31,
			2004		2003	2002	2001

Net asset value at beginning of period	$17.50		$26.26		$13.86	$16.77	$13.54
Income (loss) from investment operations:
Net investment loss(a)	(.09)		(.36)		(.31)	(.24)	(.24)
Net realized and unrealized gain (loss) on investments	(.51	)(b)	(.50	)(b)	15.41 (b)	(2.67)	3.47

Total from investment operations	(.60)		(.86)		15.10	(2.91)	3.23
Less distributions:
Distribution from net realized gains on investments	—		(7.90)		(2.70)	—	—

Net asset value at end of period	$16.90		$17.50		$26.26	$13.86	$16.77

Total Return (%)	(3.4	)(d)	2.2		108.9	(17.3)	23.9
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$43,309		$46,676		$99,546	$21,978	$47,817
Ratio of expenses to average net assets (%)	1.81	(c)	1.70		1.60	1.93	1.98
Ratio of net investment loss to average net assets (%)	(1.13	)(c)	(1.54)		(1.47)	(1.64)	(1.59)
Portfolio turnover rate (%)(c)	86		58		87	81	82
Average commission rate paid	$.0169		$.0195		$.0200	$.0256	$.0307

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.
(b)	The net realized and unrealized gain(loss) on investments include redemption fees per share of $0.01, $0.04 and $0.05 for 2005, 2004 and 2003, respectively.
(c)	Annualized.
(d)	Not annualized.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

	Mid-Cap Portfolio
	Six Months Ended June 30, 2005		Years ended December 31,
			2004	2003		2002	2001

Net asset value at beginning of period	$11.95		$11.37	$7.29		$10.83	$17.12
Income (loss) from investment operations:
Net investment loss(a)	(.10)		(.17)	(.18)		(.17)	(.21)
Net realized and unrealized gain (loss) on investments	(.74)		.75 (b)	4.26	(b)	(3.37)	(6.08)

Total from investment operations	(.84)		.58	4.08		(3.54)	(6.29)
Less distributions:
Distribution from net realized gains on investments	—		—	—		—	—

Net asset value at end of period	$11.11		$11.95	$11.37		$7.29	$10.83

Total Return (%)	(7.0	)(e)	5.1	56.0		(32.7)	(36.7)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$8,657		$10,426	$10,820		$4,370	$6,449
Ratio of expenses to average net assets (%)	2.00	(c)(d)	1.96	2.00	(c)	2.00 (c)	2.00 (c)
Ratio of net investment loss to average net assets (%)	(1.85	)(d)	(1.52)	(1.91)		(1.91)	(1.75)
Portfolio turnover rate (%)(d)	110		86	29		66	115
Average commission rate paid	$.0161		$.0196	$.0200		$.0256	$.0312

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.
(b)	The net realized and unrealized gain(loss) on investments include redemption fees per share of $0.01 and $0.01 for 2004 and 2003, respectively.
(c)	Net of expense reimbursement from related parties. The expense ratios would have been 2.24%, 2.31%, 2.66%, and 2.60%, for 2005, 2003, 2002 and 2001 respectively, before expense reimbursement and earnings credits.
(d)	Annualized.
(e)	Not annualized.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio) portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

Actual Expenses:

The first line for each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE OBERWEIS FUNDS

Supplemental Information (cont’d.)

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expense Paid During Period* 1/1/05-6/30/05	Expense Ratio During Period 1/1/05-6/30/05
Emerging Growth Portfolio
Actual	$1,000	$948.40	$7.05	1.46%
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.30	1.46%

Micro-Cap Portfolio
Actual	$1,000	$965.70	$8.82	1.81%
Hypothetical (5% return before expenses)	$1,000	$1,015.82	$9.05	1.81%

Mid-Cap Portfolio
Actual	$1,000	$929.70	$9.57	2.00%
Hypothetical (5% return before expenses)	$1,000	$1,014.88	$9.99	2.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

ITEM 2.	CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United states code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 of the Exchange Act, except to the extent thet the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 08/29/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 08/29/2005

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 08/29/2005

/*/ Print the name and title of each signing officer under his or her signature.